Long-Term Debt (Details) - Schedule of Long-Term Debt (Parentheticals) - June 2024 10% Note [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Long-Term Debt [Line Items]
Long term debt percentage	10.00%	10.00%
Unamortized debt discount		$ 450,059
Issuance costs	$ 450,059	$ 450,059